Non-Controlling Interests - Summary of Financial Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Non-current assets	€ 14,989,149	€ 16,880,390
Current assets	6,451,905	4,653,587
Non-current liabilities	(11,152,965)	(11,120,586)
Current liabilities	(2,315,604)	(1,955,847)
Equity	7,972,485	8,457,544	€ 7,317,098	€ 6,720,055
Non-controlling interests.	2,145,319	2,327,606
Net revenue	6,591,977	6,063,967	4,933,118
Consolidated net income	180,669	271,146	265,327
Consolidated net income	121,354	€ 62,867	76,601
Biotest AG
Disclosure of subsidiaries [line items]
% Non-controlling Interest		29.80%
Haema AG
Disclosure of subsidiaries [line items]
% Non-controlling Interest		100.00%
BPC Plasma, Inc
Disclosure of subsidiaries [line items]
% Non-controlling Interest		100.00%
GDS Group
Disclosure of subsidiaries [line items]
% Non-controlling Interest		33.20%
Total
Disclosure of subsidiaries [line items]
Non-current assets	6,828,749	€ 7,038,025
Current assets	1,119,958	968,836
Non-current liabilities	(938,823)	(1,090,360)
Current liabilities	(853,757)	(671,630)
Equity	5,655,475	5,871,885
Non-controlling interests.	2,105,610	2,298,457
Net revenue	1,734,182	1,439,971
Consolidated net income	141,319	157,869
Consolidated net income	€ 111,337	€ 69,551
Biotest AG
Disclosure of subsidiaries [line items]
% Non-controlling Interest	29.80%	29.80%
Non-controlling interests.	€ 357,010	€ 361,597
Consolidated net income	(21,161)	(2,397)
Biotest AG | Biotest AG
Disclosure of subsidiaries [line items]
Non-current assets	2,151,817	2,068,551
Current assets	695,652	612,242
Non-current liabilities	(537,781)	(723,869)
Current liabilities	(650,627)	(444,843)
Equity	1,197,218	1,212,597
Net revenue	684,521	361,239
Consolidated net income	€ (70,962)	€ (8,037)
GDS Group
Disclosure of subsidiaries [line items]
% Non-controlling Interest	33.20%	33.20%
Non-controlling interests.	€ 1,347,323	€ 1,353,674
Consolidated net income	39,670	46,719
GDS Group | GDS Group
Disclosure of subsidiaries [line items]
Non-current assets	4,216,198	4,175,839
Current assets	273,576	286,153
Non-current liabilities	(323,673)	(292,416)
Current liabilities	(109,121)	(93,474)
Equity	4,056,980	4,076,102
Net revenue	605,851	619,731
Consolidated net income	€ 119,453	€ 140,678
Haema AG
Disclosure of subsidiaries [line items]
% Non-controlling Interest	100.00%	100.00%
Non-controlling interests.	€ 253,620	€ 228,684
Consolidated net income	24,936	(4,858)
Haema AG | Haema AG
Disclosure of subsidiaries [line items]
Non-current assets	232,428	297,202
Current assets	127,726	40,240
Non-current liabilities	(28,859)	(19,673)
Current liabilities	(74,680)	(72,675)
Equity	253,620	228,684
Net revenue	194,892	165,481
Consolidated net income	€ 24,936	€ (4,858)
BPC Plasma, Inc
Disclosure of subsidiaries [line items]
% Non-controlling Interest	100.00%	100.00%
Non-controlling interests.	€ 147,657	€ 354,502
Consolidated net income	67,892	30,086
BPC Plasma, Inc | BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Non-current assets	228,306	496,433
Current assets	23,004	30,201
Non-current liabilities	(48,510)	(54,402)
Current liabilities	(19,329)	(60,638)
Equity	147,657	354,502
Net revenue	248,918	293,520
Consolidated net income	67,892	30,086
Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	2,145,319	2,327,606	1,793,489	€ 1,611,663
Consolidated net income	121,354	62,867	76,601
Non-controlling interests | Biotest AG
Disclosure of subsidiaries [line items]
Equity	357,010	361,596
Non-controlling interests | BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Equity	€ 147,657	€ 354,502	€ 305,276